Stockholders' Equity (Deficit) - Employee Stock Purchase Plan (Details Textual) (USD $)	0 Months Ended	12 Months Ended
	Apr. 16, 2014	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period (in years)	90 days	2 years
2014 Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, capital shares reserved for future issuance (shares)	1,500,000	1,492,397
Annual compensation limit percentage, employee stock purchase plan	10.00%
Annual compensation limit, employee stock purchase plan	21,250
Shares issuance limit per offering period, employee stock purchase plan	20,000
Fair market value of shares available for issuance	85.00%
Stock Issued During Period, Value, Employee Stock Purchase Plans, Subscription Revenue		1,810
Stock Issued During Period, Shares, Employee Stock Purchase Plans		7,603